Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Net investment in finance leases, 2022	$ 207,570
Net investment in finance leases, 2023	193,474
Net investment in finance leases, 2024	184,932
Net investment in finance leases, 2025	183,022
Net investment in finance leases, 2026	182,375
Net investment in finance leases, 2027 and thereafter	1,472,095
Net investment in finance leases, Total future minimum lease payments receivable	2,423,468	$ 1,216,086
Container leaseback financing receivable, 2022	50,529
Container leaseback financing receivable, 2023	50,529
Container leaseback financing receivable, 2024	49,135
Container leaseback financing receivable, 2025	39,232
Container leaseback financing receivable, 2026	37,915
Container leaseback financing receivable, 2027 and thereafter	268,887
Container leaseback financing receivable, Total future minimum lease payments receivable	496,227	$ 505,473
Future minimum lease payments receivable, 2022	258,099
Future minimum lease payments receivable, 2023	244,003
Future minimum lease payments receivable, 2024	234,067
Future minimum lease payments receivable, 2025	222,254
Future minimum lease payments receivable, 2026	220,290
Future minimum lease payments receivable, 2027 and thereafter	1,740,982
Total future minimum lease payments receivable	$ 2,919,695